Property and equipment	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment
9 Property and equipment

Property and equipment by type
	2018	2017
Property in own use	780	774
Equipment	879	917
Assets under operating leases		110
	1,659	1,801

ING uses external valuers to value property in own use. All properties are typically appraised by external valuers once every five years.

Assets subject to operating leases have been reclassified to finance lease, as the contracts of the operating lease portfolio includes purchase options at prices sufficiently lower than the expected market values at the end of the lease periods. These contracts meet the definition of a finance lease in terms of IAS 17 and have been accounted for at their net investment value as part of finance lease receivables.

Changes in property in own use
	2018	2017
Opening balance	774	881
Additions	5	5
Reclassifications
- Transfers to and from Investment properties	11

Amounts recognised in the statement of profit or loss for the year
- Depreciation	–14	–13
- Impairments	–4	–8
- Reversal of impairments	17	24
	–1	3

Revaluations recognised in equity during the year	23	42
Disposals	–12	–145
Exchange rate differences	–20	–12
Closing balance	780	774

Gross carrying amount as at 31 December	1,320	1,324
Accumulated depreciation as at 31 December	–387	–376
Accumulated impairments as at 31 December	–153	–174
Net carrying value as at 31 December	780	774

Revaluation surplus
Opening balance	279	256
Revaluation in the year	1	23
Closing balance	280	279

The cost or the purchase price amounted to EUR 1,040 million (2017: EUR 1,044 million). Cost or the purchase price less accumulated depreciation and impairments would have been EUR 500 million (2017: EUR 495 million) had property in own use been valued at cost instead of at fair value.

In 2017, disposals of EUR –145 million are mainly attributable to the sale of office buildings in Belgium.

Changes in equipment
	Data		Fixtures and fittings
	processing equipment		and other equipment		Total
	2018	2017	2018	2017	2018	2017
Opening balance	291	323	626	692	917	1,015
Additions	148	129	136	130	284	259
Disposals	–1	–1	–4	–12	–5	–13
Depreciation	–133	–133	–164	–174	–298	–307
Impairments	–4		–1	–2	–5	–2
Rev Impairments
Exchange rate differences	–8	–8	–5	–5	–13	–13
Changes in the composition of the group and other changes	–4	–19	1	–3	–2	–22
Closing balance	290	291	589	626	879	917

Gross carrying amount as at 31 December	1,346	1,275	2,305	2,249	3,651	3,524
Accumulated depreciation as at 31 December	–1,055	–983	–1,716	–1,623	–2,771	–2,606
Accumulated impairments as at 31 December	–1	–1	–0		–1	–1
Net carrying value as at 31 December	290	291	589	626	879	917